CALVERT BALANCED FUND

CALVERT BOND FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT CORE BOND FUND

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY FUND

CALVERT FLOATING-RATE ADVANTAGE FUND

CALVERT FOCUSED VALUE FUND

CALVERT GLOBAL ENERGY SOLUTIONS

CALVERT GLOBAL EQUITY FUND

CALVERT GLOBAL SMALL-CAP EQUITY FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT GROWTH ALLOCATION FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND

CALVERT MID-CAP FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT MORTGAGE ACCESS FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT SMALL-CAP FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND

Supplement to Statements of Additional Information (“SAIs”) dated February 1, 2025 as may be supplemented and/or revised from time to time

CALVERT EMERGING MARKETS FOCUSED GROWTH FUND

CALVERT FLEXIBLE BOND FUND

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND

CALVERT SMALL/MID-CAP FUND

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CVT EAFE INTERNATIONAL INDEX PORTFOLIO

CVT INVESTMENNT GRADE BOND INDEX PORTFOLIO

CVT NASDAQ 100 INDEX PORTFOLIO

CVT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CVT S&P 500 INDEX PORTFOLIO

CVT S&P MIDCAP 400 INDEX PORTFOLIO

CVT VOLATILITY MANAGED GROWTH PORTFOLIO

CVT VOLATILITY MANAGED MODERATE PORTFOLIO

CVT VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

Supplement to SAIs dated May 1, 2025

as may be supplemented and/or revised from time to time

Effective immediately:

1.	The following is added to the table under “Fund Management.” in “Management and Organization” under “Noninterested Trustees”:

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held During Last Five Years
KIM M. KEENAN 1962	Trustee/ Director	Since 2025	Mediator and Arbitrator at JAMS (2020 to Present); Adjunct Professor, Georgetown University Law Center (2025 to Present): Founding Director, Chief Policy Officer, Digital Progress Institute (2023 to Present); Senior Adjunct Professor at The George Washington University Law School (1999 to Present); Co-Chair of the Internet Innovation Alliance (2018 to 2022); EVP Marketing & General Counsel of Odyssey Media (2018 to 2021).	45	Links Foundation Incorporated (2022-2024) Lawyers Committee for Civil Rights Under Law (2005-present) International Women’s Forum of Washington D.C. (2020-2021)
CARLTON M. WATERHOUSE 1965	Trustee/ Director	Since 2025	Professor of Law at Howard University School of Law (January 2019 to 2021; on leave 2021-2023); Deputy Assistant Administrator of Office of Land and Emergency Management (February 2021-2023).	45	Howard University School of Law, Environmental Justice Center (2019-Present) Natural Resources Defense Council (2020-2021; 2024-present) Environmental Law Institute (2019-2021; 2023-present)

2.	The following replaces the third sentence in the first paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

The Board is currently composed of nine Trustees, including eight Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”).

3.	The following replaces the last sentence of the third paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee/Director: Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Fang, experience as a senior investment management, banking and capital markets professional; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Ms. Keenan, experience as a lawyer, mediator and board member of various organizations (including her prior service on a mutual fund board) and senior executive leadership of various organizations including academia, government, and non-profits; Mr. Ramos, experience as a former Chief Investment Officer of an asset manager; Mr. Waterhouse, experience as a lawyer author, law professor and his public service and expertise in environmental law and environmental justice; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations.

4.	The following replaces the third sentence of the first paragraph describing the Audit Committee under “Fund Management.” in “Management and Organization”:

The following individuals are members of the Board’s Audit Committee: Messrs. Harper, Ramos, Waterhouse, and Williams, and Mses. Gresham Bullock, Fang, Jones, and Keenan.

5.	The following replaces the first and second sentences of the second paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

The Board believes that diversity is an important attribute of a well-functioning board. The current Board is comprised of one white male, three African American males, three African American females, one Asian female, and one Hispanic male.

6.	The following replaces the last sentence of the second paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

The following individuals serve as members of the Board’s Governance Committee: Messrs. Harper, Ramos, Waterhouse and Williams, and Mses. Gresham Bullock, Fang, Jones, and Keenan.

7.	Share Ownership. As of December 31, 2024, Ms. Kennan and Mr. Waterhouse do not own any shares of any Fund in the Calvert Family of funds.

Effective December 31, 2025, Alice Gresham Bullock and Joy V. Jones will retire from the Board of Trustees.

June 17, 2025